Payden California Municipal Social Impact Fund
1
Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Corporate Bond  (1%
)
500,000 Conservation Fund A Nonprofit Corp. 2019,
3.47%, 12/15/29  $ 518
500,000 Low Income Investment Fund 2019, 3.71%,
7/01/29  529
275,000 Ochsner LSU Health System of North Louisiana
2021, 2.51%, 5/15/31  259
Total Corporate Bond (Cost - $1,275) 1,306
General Obligation  (45%
)
645,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/26  706
455,000 Abag Finance Authority for Nonprofit Corps A,
5.00%, 9/02/28 AGM (a) 537
100,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/28 BAM (a) 109
250,000 Alameda Community Improvement Commission
Successor Agency A, 5.00%, 9/01/32 BAM (a) 273
200,000 Brea Community Benefit Financing Authority ,
5.00%, 7/01/29  219
300,000 Brentwood Infrastructure Financing Authority ,
4.00%, 10/01/36  341
500,000 Burbank Unified School District , 1.81%, 8/01/28  490
1,000,000 California Community Choice Financing
Authority B-1, 4.00%, 2/01/52  1,150
325,000 California Earthquake Authority , 1.33%, 7/01/22  326
1,000,000 California Infrastructure & Economic
Development Bank A, 4.00%, 5/01/46  1,117
410,000 California Infrastructure & Economic
Development Bank , 5.00%, 8/01/34  502
500,000 California Infrastructure & Economic
Development Bank , 5.00%, 8/01/44  603
1,000,000 California Pollution Control Financing Authority
144A, 5.00%, 7/01/39 (b) 1,173
1,000,000 California State Public Works Board C, 5.00%,
8/01/27  1,141
1,000,000 California State Public Works Board A, 5.00%,
8/01/31  1,273
385,000 California State Public Works Board C, 5.25%,
10/01/33  425
300,000 City & County of San Francisco CA Community
Facilities District No 2014-1 B, 3.11%, 9/01/24  308
260,000 City of Irvine CA , 5.00%, 9/02/22  266
260,000 Coronado Community Development Agency
Successor Agency A, 5.00%, 9/01/33  292
1,000,000 County of Santa Barbara CA B, AMT, 5.00%,
12/01/36  1,185
500,000 Fresno Unified School District , 2.85%, 8/01/27 (c) 439
1,000,000 Inglewood Unified School District A, 4.00%,
8/01/22 AGM (a) 1,017
460,000 Kern Community College District , 2.65%,
11/01/27  472
500,000 Lancaster Redevelopment Agency Successor
Agency , 5.00%, 8/01/30 AGM (a) 575
2,460,000 Los Angeles County Metropolitan Transportation
Authority A, 5.00%, 6/01/22  2,497
350,000 Los Angeles County Redevelopment Refunding
Authority Redev Agency Successor Agency C,
5.25%, 12/01/26 AGM (a) 390
300,000 Miracosta Community College District B, 4.00%,
8/01/34  352
800,000 Mountain House Public Financing Authority ,
4.00%, 10/01/51  839
Principal
or Shares Security Description
Value
(000)
250,000 Municipal Improvement Corp. of Los Angeles C,
1.34%, 11/01/26  $ 243
100,000 Municipal Improvement Corp. of Los Angeles A,
5.00%, 5/01/30  109
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/31  582
500,000 Municipal Improvement Corp. of Los Angeles B,
5.00%, 11/01/38  545
500,000 Napa Valley Community College District , 4.00%,
8/01/23  524
1,000,000 Nuveen, CA Free Quality Municipal Income
Fund, AMT A 144A, 0.26%, 10/01/47 (b) 1,000
535,000 Oakland Unified School District , 5.00%, 8/01/25  604
100,000 Peralta Community College District A, 5.00%,
8/01/22  102
1,000,000 Redondo Beach Community Financing Authority
A, 2.09%, 5/01/30  955
600,000 Sacramento Suburban Water District A, 0.05%,
11/01/34  600
750,000 Sacramento Transportation Authority C, 0.05%,
10/01/38  750
500,000 San Bernardino City Unified School District G,
1.98%, 8/01/28 AGM (a) 490
1,000,000 San Bernardino Community College District ,
2.40%, 8/01/36  964
900,000 San Diego Association of Governments , 5.00%,
11/15/26  1,015
500,000 San Diego County Regional Transportation
Commission A, 5.00%, 10/01/22  515
350,000 San Diego Public Facilities Financing Authority ,
5.00%, 10/15/30  396
340,000 San Diego Public Facilities Financing Authority ,
5.00%, 10/15/31  385
550,000 San Diego Public Facilities Financing Authority
B, 5.00%, 10/15/32  622
1,200,000 San Diego Unified School District E-2, 5.00%,
7/01/23  1,271
500,000 San Francisco Unified School District B, 4.00%,
6/15/35  566
750,000 San Marcos Redevelopment Agency Successor
Agency , 3.25%, 10/01/29  781
250,000 San Mateo Joint Powers Financing Authority ,
5.00%, 6/15/30  273
815,000 Santa Monica Public Financing Authority , 4.00%,
7/01/38  914
200,000 Simi Valley Public Financing Authority A,
5.00%, 10/01/29  220
550,000 South Orange County Public Financing Authority ,
5.00%, 4/01/34  631
1,000,000 State of California , 4.00%, 11/01/35  1,162
600,000 State of California A, 4.99%, 4/01/39  621
1,000,000 State of California , 5.00%, 4/01/30  1,257
500,000 State of California , 5.00%, 12/01/34  629
1,000,000 Sunnyvale Financing Authority , 4.00%, 4/01/34  1,171
705,000 Sunnyvale Financing Authority , 4.00%, 4/01/50  789
1,300,000 Town of Hillsborough CA A, 0.05%, 6/01/35  1,300
350,000 Union City Community Redevelopment Agency
Successor Agency A, 5.00%, 10/01/35  394
225,000 West Hollywood Public Financing Authority A,
4.00%, 4/01/34  264
Total General Obligation (Cost - $41,303) 41,661

Payden Mutual Funds
Payden California Municipal Social Impact Fund
continued
Principal
or Shares Security Description
Value
(000)
Mortgage Backed  (0%
)
495,303 Washington State Housing Finance Commission
A - 1, 3.50%, 12/20/35  $ 523
Revenue  (47%
)
Airport/Port  (5%)
500,000 City of Los Angeles Department of Airports D,
AMT, 4.00%, 5/15/51  556
500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/24  543
250,000 City of Los Angeles Department of Airports A,
AMT, 5.00%, 5/15/26  287
500,000 City of Los Angeles Department of Airports ,
AMT, 5.00%, 5/15/36  594
1,000,000 City of Los Angeles Department of Airports D,
AMT, 5.00%, 5/15/37  1,237
400,000 City of Palm Springs CA Passenger Facility
Charge Revenue , AMT, 5.00%, 6/01/26 BAM (a) 447
750,000 San Diego County Regional Airport Authority B,
AMT, 5.00%, 7/01/39  895
4,559
Education  (4%)
1,300,000 California Educational Facilities Authority B,
0.06%, 10/01/36  1,300
1,000,000 California Infrastructure & Economic
Development Bank , 4.00%, 11/01/46  1,127
120,000 California School Finance Authority A 144A,
4.00%, 7/01/22 (b) 122
1,000,000 California School Finance Authority 144A,
5.00%, 8/01/38 (b) 1,155
250,000 Oxnard School District , 5.00%, 8/01/45 BAM (a) 282
3,986
Electric & Gas  (1%)
900,000 City of Riverside CA Electric Revenue A, 0.05%,
10/01/29  900
Healthcare  (13%)
1,150,000 Abag Finance Authority for Nonprofit Corps C,
0.04%, 8/01/35  1,150
750,000 California Health Facilities Financing Authority ,
3.57%, 11/01/36  799
200,000 California Health Facilities Financing Authority
A, 4.00%, 8/15/34  218
750,000 California Health Facilities Financing Authority
A, 4.00%, 4/01/36  846
710,000 California Health Facilities Financing Authority
A, 5.00%, 11/15/27  734
500,000 California Health Facilities Financing Authority ,
5.00%, 2/01/31  584
350,000 California Health Facilities Financing Authority
A, 5.00%, 8/15/32  403
800,000 California Health Facilities Financing Authority ,
5.00%, 11/01/34  996
1,000,000 California Health Facilities Financing Authority ,
5.00%, 11/15/49  1,156
650,000 California Municipal Finance Authority , 5.00%,
1/01/33  761
325,000 California Municipal Finance Authority B, 5.00%,
5/15/37  366
500,000 California Municipal Finance Authority , 5.00%,
7/01/39  598
1,000,000 California Public Finance Authority , 0.01%,
8/01/52  1,000
Principal
or Shares Security Description
Value
(000)
800,000 California Statewide Communities Development
Authority A, 0.03%, 8/01/35  $ 800
2,000,000 Regents of the University of California Medical
Center Pooled Revenue , 0.01%, 5/15/32  2,000
12,411
Housing  (6%)
1,250,000 City & County of San Francisco CA B1, 0.04%,
7/01/57  1,250
700,000 County of San Bernardino CA A, 0.05%, 2/15/27  700
500,000 CSCDA Community Improvement Authority A
144A, 3.00%, 9/01/56 (b) 419
995,000 Sacramento County Housing Authority C, 0.05%,
7/15/29 (a) 995
1,500,000 San Diego Housing Authority , 0.07%, 10/01/60  1,500
400,000 Santa Cruz Redevelopment Agency B, 0.08%,
8/15/35  400
5,264
Industrial Development/Pollution Control  (4%)
230,000 California Infrastructure & Economic
Development Bank , 3.25%, 7/01/26  239
370,000 Emeryville Redevelopment Agency Successor
Agency A, 5.00%, 9/01/25 AGM (a) 405
1,000,000 Golden State Tobacco Securitization Corp. B,
3.00%, 6/01/46  996
1,000,000 Golden State Tobacco Securitization Corp. , 3.12%,
6/01/38  991
300,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/29 AGM (a) 328
390,000 Palm Springs Community Redevelopment Agency
Successor Agency , 5.00%, 9/01/31 AGM (a) 426
3,385
Pollution Control  (1%)
35,000 South Bayside Waste Management Authority ,
AMT, 5.00%, 9/01/23  37
965,000 South Bayside Waste Management Authority ,
AMT, 5.00%, 9/01/23  1,027
1,064
Power  (0%)
375,000 Los Angeles Department of Water & Power ,
5.00%, 7/01/28  456
Transportation  (9%)
710,000 Bay Area Toll Authority G1, 0.04%, 4/01/47  710
660,000 Bay Area Toll Authority , 4.00%, 4/01/37  726
750,000 City of Long Beach CA Harbor Revenue A, AMT,
5.00%, 5/15/28  884
1,000,000 Foothill-Eastern Transportation Corridor Agency
B3, 5.50%, 1/15/53  1,021
620,000 Port of Los Angeles A, AMT, 5.00%, 8/01/24  680
1,000,000 Port of Los Angeles C1, AMT, 5.00%, 8/01/25  1,129
835,000 Port of Los Angeles A, AMT, 5.00%, 8/01/29  913
1,000,000 Riverside County Transportation Commission B1,
4.00%, 6/01/46  1,132
1,310,000 Santa Clara Valley Transportation Authority ,
0.01%, 4/01/36  1,310
8,505
Water & Sewer  (4%)
1,500,000 City of San Francisco CA Public Utilities
Commission Water Revenue A, 5.00%, 11/01/50  1,842
300,000 City of Santa Monica CA Water Revenue , 4.00%,
8/01/35  359

Principal
or Shares Security Description
Value
(000)
300,000 City of Santa Monica CA Water Revenue , 4.00%,
8/01/36  $ 358
500,000 East Bay Municipal Utility District Water System
Revenue R, 0.03%, 6/01/38  500
100,000 Orange County Water District C, 5.00%, 8/15/33  124
100,000 San Diego Public Facilities Financing Authority
Water Revenue A, 5.00%, 8/01/32  116
3,299
Total Revenue (Cost - $43,471) 43,829
U.S. Treasury  (6%
)
800,000 U.S. Treasury Bond , 1.88%, 2/15/41  763
1,500,000 U.S. Treasury Note , 1.13%, 10/31/26  1,467
1,000,000 U.S. Treasury Note , 1.25%, 3/31/28  973
1,000,000 U.S. Treasury Note , 1.38%, 10/31/28  976
Principal
or Shares Security Description
Value
(000)
500,000 U.S. Treasury Note , 1.38%, 12/31/28  $ 488
700,000 U.S. Treasury Note , 1.38%, 11/15/31  675
Total U.S. Treasury (Cost - $5,418) 5,342
Total Investments (Cost - $92,023) (99%)
92,661
Other Assets, net of Liabilities (1%) 503
Net Assets (100%) $ 93,164
(a) Payment of principal and/or interest is insured against default by a monoline insurer.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.